Accounts receivable	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivable

	As at September 30, 2011	As at September 30, 2010

Trade accounts receivable	$4,540,075	$5,425,805
Allowance for doubtful accounts	(145,000)	(176,531)
	4,395,075	5,249,274

Commodity taxes recoverable	135,655	53,591
Other	5,182	-
Total	$4,535,912	$5,302,865

Reconciliation of changes in allowance for doubtful accounts:

	2011	2010

Balance, beginning of year	$176,531	$154,945
Increase in allowance for doubtful accounts	33,102	33,781
Write-off of bad debts	(63,710)	(9,945)
Impact of foreign currency translation	(923)	(2,250)
Balance, end of year	$145,000	$176,531